Related Party Transactions (Tables)	11 Months Ended
Feb. 02, 2013
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
Best Buy Europe had the following related party transactions and balances with CPW and Carphone Warehouse in fiscal 2013 (11-month), 2012 and 2011 ($ in millions):

	11-Month	12-Month
	2013	2012	2011
Payment made to Carphone Warehouse for its share of the profit share agreement buy-out (see Note 3, Profit Share Buy-Out)	$—	$1,303	$—
Revenue earned (primarily commission revenue and fees for information technology services provided to CPW and Carphone Warehouse)(1)	—	—	6
SG&A incurred (primarily payroll-related costs and rent paid to CPW and Carphone Warehouse)(1)	1	20	8
Interest expense incurred on credit facility with CPW and Carphone Warehouse as lender(1)	—	1	1
Accounts payable to CPW and Carphone Warehouse at the end of the fiscal year	1	—	—
Accounts receivable from CPW and Carphone Warehouse at the end of the fiscal year	—	1	2
Balance outstanding on credit facility from CPW and Carphone Warehouse at the end of the fiscal year	—	—	98